Long Term Payable (Details) - Schedule of Repayment	12 Months Ended
Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Repayment	$ 70,701
Payments due by period Less than 1 year [Member]
Debt Instrument [Line Items]
Repayment	41,587
Payments due by period 1-2 years [Member]
Debt Instrument [Line Items]
Repayment	29,114
Payments due by period 2-3 years [Member]
Debt Instrument [Line Items]
Repayment
Payments due by period More than 3 years [Member]
Debt Instrument [Line Items]
Repayment